Note 3 - Debt and Equity Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Amortized Cost, Total	$ 570,842,000	$ 420,207,000
Debt Securities, Available-for-sale, Total	580,543,000	421,145,000
Security Owned and Pledged as Collateral	282,028,000	256,300,000
Security Owned and Pledged as Collateral, Fair Value, Total	288,013,000	256,598,000
Securities Adjust Prior to Maturity	48,215,000	48,018,000
Securities Adjust Prior to Maturity, Market Value	48,439,000	47,784,000
Tennessee, Alabama, and Texas [Member]
Security Owned and Pledged as Collateral	78,931,000
Security Owned and Pledged as Collateral, Fair Value, Total	80,713,000
Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Total	88,472,000	46,994,000
Debt Securities, Available-for-sale, Total	$ 89,116,000	$ 47,442,000